Stockholder's Equity - Additional Information (Detail) - $ / shares		12 Months Ended
	Mar. 01, 2014	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.01	$ 0.01
Preferred stock, shares authorized		40,000,000
Preferred stock, par value		$ 1
Unissued common stock reserved for stock - based incentive plans and convertible preferred stock issuance		6,000,000
Sale of preferred stock	2,587,400
Convertible preferred stock dividend, rate	6.25%
Conversion rate of preferred stock	6,912,756
Convertible preferred stock, conversion date		Mar. 03, 2014